Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Instruments
Summary of all fair value measurements for individually evaluated loans and other real estate
(Dollars in thousands)
	Fair Value December 31, 2024	Fair Value December 31, 2023	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Individually evaluated loans	$1,646	$-	Appraised value	Discounts to reflect current market conditions and ultimate collectability	0 - 50%
Other real estate	$369	-	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

Summary of financial instruments measured on recurring basis
(Dollars in thousands)
	December 31, 2024
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$7,257	-	7,257	-
U.S. Government sponsored enterprises	8,732	-	8,732	-
GSE - Mortgage-backed securities	225,792	-	225,792	-
Private label mortgage-backed securities	41,767	-	41,767	-
State and political subdivisions	104,455	-	104,455	-
(Dollars in thousands)
	December 31, 2023
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$10,144	-	10,144	-
U.S. Government sponsored enterprises	10,515	-	10,515	-
GSE - Mortgage-backed securities	234,902	-	234,902	-
Private label mortgage-backed securities	31,270	-	31,270	-
State and political subdivisions	105,093	-	105,093	-

Carrying amount and estimated fair value of the Company's financial instruments
(Dollars in thousands)
	Carrying	Fair Value Measurements at December 31, 2024
	Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$59,266	59,266	-	-	59,266
Investment securities available for sale	388,003	-	388,003	-	388,003
Other investments	2,728	-	-	2,728	2,728
Mortgage loans held for sale	1,367	-	1,367	-	1,367
Loans, net	1,128,409	-	-	1,123,864	1,123,864
Mutual funds held in deferred compensation trust	2,726	2,726	-	-	2,726

Liabilities:
Deposits	$1,484,731	-	1,487,475	-	1,487,475
Junior subordinated debentures	15,464	-	15,464	-	15,464
(Dollars in thousands)
	Carrying	Fair Value Measurements at December 31, 2023
	Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$82,375	82,375	-	-	82,375
Investment securities available for sale	391,924	-	391,924	-	391,924
Other investments	2,874	-	-	2,874	2,874
Mortgage loans held for sale	686	-	686	-	686
Loans, net	1,082,025	-	-	1,071,178	1,071,178
Mutual funds held in deferred compensation trust	2,171	2,171	-	-	2,171

Liabilities:
Deposits	$1,392,045	-	1,397,351	-	1,397,351
Securities sold under agreements to repurchase	86,715	-	86,715	-	86,715
Junior subordinated debentures	15,464	-	15,464	-	15,464